NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

9. NON-CONTROLLING INTERESTS

In July 2021, the Group’s major operational subsidiary Xinjiang Daqo completed its IPO in China and started trading on the Shanghai Stock Exchange’s Sci-Tech Innovation Board. The IPO raised net proceeds of approximately $935.0 million, of which, $344.3 million was recorded in non-controlling interest and $590.7 million was recorded in additional paid-in capital. Following the IPO, the Company holds approximately a total ownership of 80.7% of Xinjiang Daqo, directly and indirectly. Xinjiang Daqo’s non-controlling interests’ ownership of the subsidiary changed from 4.40% to 19.30% due to the IPO.

In June 2022, Xinjiang Daqo completed its follow-on private offering in China. The offering raised net proceeds of $1.63 billion, of which, $742.8 million was recorded in the non-controlling interest and $878.8 million was recorded in the additional paid in capital. Following the private offering, the Company holds approximately a total ownership of 72.68% of Xinjiang Daqo, directly and indirectly. The non-controlling interests’ ownership of the subsidiary changed to 27.32% due to the private offering.

In September 2023, the non-controlling interests’ ownership of Xinjiang Daqo changed to 27.53% due to the exercise of 7,541,500 PRC stock options (Note 10) by its employees. As of December 31, 2023, Xinjiang Daqo has repurchased 7,555,655 shares for a total of RMB 259.9 million under its share repurchase program. The non-controlling interests’ ownership of Xinjiang Daqo declined to 27.32% due to the repurchase.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Daqo New Energy Corp. shareholders:

	Year ended December 31,
	2021	2022	2023
Net income attributable to Daqo New Energy Corp. shareholders	$748,924	$1,819,801	$429,545
Transfers from the non-controlling interests:
Decrease in the Company’s paid-in capital from acquisition of non-controlling interest	—	(386)	—
Increase in the Company’s paid-in capital from subsidiary’s offering of its equity interests to third parties (including exercise of stock options)	594,301	878,768	5,401
Decrease in the Company’s paid-in capital from repurchase of shares by subsidiary	—	—	(26,281)
Net transfers from (to) non-controlling interests	594,301	878,382	(20,880)
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from (to) non-controlling interests	1,343,225	2,698,183	408,665